Shareholder Report, Average Annual Return (Details) 199148_Abacus FCF Innovation Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	68 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Abacus FCF Innovation Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF Innovation Leaders ETF NAV
Average Annual Return, Percent	5.25%	8.23%	10.53%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	19.56%	12.86%	14.98%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	7.78%	11.85%	14.03%
Abacus FCF Innovation Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF Innovation Leaders Index
Average Annual Return, Percent	4.07%	9.14%	11.42%